Debt (Tables)	12 Months Ended
Dec. 31, 2024
Borrowings [abstract]
Breakdown of borrowings and related terms
The following tables present information about the long-term debt outstanding, its maturity and average interest rates in 2024 and 2023.
Philips Group
Long-term debt in millions of EUR unless otherwise stated

	2024
	Amount outstanding	Current portion	Non-current portion	Between 1 and 5 years	Amount due after 5 years	Average remaining term (in years)	Average rate of interest
USD bonds	1,408	131	1,276	122	1,154	12.3	6.3%
EUR bonds	4,917		4,917	2,639	2,278	4.7	2.3%
Forward contracts	148	82	66	66		1.3	1.2%
Lease liabilities	1,073	219	854	506	347	3.8	3.7%
Bank borrowings	1	1	1	1		1.5	1.0%
Other long-term debt	-	-	-	-	-	3.2	1.2%
Long-term debt	7,546	434	7,113	3,333	3,779	5.9	3.2%
Philips Group
Long-term debt in millions of EUR unless otherwise stated

	2023
	Amount outstanding	Current portion	Non-current portion	Between 1 and 5 years	Amount due after 5 years	Average remaining term (in years)	Average rate of interest
USD bonds	1,325		1,325	240	1,085	13.3	6.3%
EUR bonds	4,569		4,569	2,335	2,234	5.1	2.0%
Forward contracts	396	321	76	76		0.8	1.4%
Lease liabilities	1,074	211	864	505	358	3.9	3.1%
Bank borrowings	203	1	201	201		1.2	4.2%
Other long-term debt	-	-	-	-	-	7.4	1.2%
Long-term debt	7,568	532	7,035	3,357	3,678	6.0	2.9%
The following table presents the amount outstanding and effective rate of bonds.
Philips Group
Unsecured Bonds in millions of EUR unless otherwise stated

	Effective rate	2023	2024
Unsecured EUR Bonds
Due 30/03/2025; 1 3/8%	1.509%	346
Due 22/05/2026; 1/2%	0.608%	750	750
Due 05/05/2027; 1 7/8%	2.049%	750	750
Due 02/05/2028; 1 3/8%	1.523%	500	500
Due 05/11/2029; 2 1/8%	2.441%	650	650
Due 30/03/2030; 2%	2.128%	500	500
Due 08/09/2031; 4 2/8%	4.330%	500	500
Due 31/05/2032; 3 3/4%	4.043%		700
Due 05/05/2033; 2 5/8%	2.710%	600	600
Unsecured USD Bonds
Due 15/05/2025; 7 3/4%	7.429%	49	52
Due 15/05/2025; 7 1/8%	6.794%	75	79
Due 01/06/2026; 7 1/5%	6.885%	114	121
Due 03/11/2038; 6 7/8%	7.210%	657	697
Due 15/03/2042; 5%	5.273%	452	480
Adjustments¹		(47)	(55)
Unsecured Bonds		5,894	6,324
[1]Adjustments related to both EUR and USD bonds and concern bond discounts, premium and transaction costs.
Philips Group
Short-term debt in millions of EUR

	2023	2024
Short-term bank borrowings	122	92
Current portion of long-term debt	532	434
Short-term debt	654	526

Lease liabilities
The following table presents a reconciliation between the total of future minimum lease payments and their present value.
Philips Group
Lease liabilities in millions of EUR

	2023			2024
	Future minimum lease payments	Interest	Present value of minimum lease payments	Future minimum lease payments	Interest	Present value of minimum lease payments
Less than one year	239	28	211	255	35	219
Between one and five years	572	67	505	592	85	506
More than five years	388	30	358	385	38	347
Lease liabilities	1,200	125	1,074	1,232	159	1,073